Incorporated herein by reference is a supplement to the prospectus of MFS New Discovery Fund, a series of MFS Series Trust I (File No. 33-7638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 27, 2013 (SEC Accession No. 0000912938-13-000455).